Stockholders' Deficit (Tables)	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Stock option activity

The following is a summary of stock option activity:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding. December 31, 2017	7,193,750	$0.001	4.58	$-
Granted	1,000,000	0.001	4.59	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding. June 30, 2018	8,193,750	$0.001	4.20	$-

Exercisable and vested at June 30, 2018	2,198,750	$0.001	4.12	$26,385

Fair value of options granted

The FV's at the effective date was based upon the following estimates and assumptions made by management:

Risk free rate	2.26%
Volatility	182%
Conversion/Exercise Price	$0.001
Dividend rate	0%
Term (Years)	5